Finance Cost - Net - Summary of Net Finance (Cost) Income (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Finance Income Expense [Abstract]
Interest income from cash equivalents	$ 677,542	$ 361,683	$ 313,837
Interest on recovered taxes	45,489	3,262	19,236
Gain on derivative financial instruments	6,765	51,656	29,100
Gain in interest hedge	64,942		9,173
Other	41,251	3,670	39,166
Total finance income	835,989	420,271	410,512
Interest cost from bank loans	(210,335)	(196,582)	(228,689)
Interest cost from hedges	(54,633)	(280,395)	(171,353)
Loss in market value	(4,069)		(72,878)
Other financing costs	(73,231)	(39,481)	(52,109)
Interest cost for debt securities	(2,113,650)	(1,170,082)	(989,221)
Total finance cost	(2,455,918)	(1,686,540)	(1,514,250)
Exchange gain	1,229,799	1,259,326	3,048,706
Exchange loss	(1,148,379)	(1,020,987)	(3,379,190)
Exchange gain (loss) - Net	81,420	238,339	(330,484)
Finance cost - Net	$ (1,538,509)	$ (1,027,930)	$ (1,434,222)